Cover	Aug. 11, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 11, 2026
Entity File Number	001-36865
Entity Registrant Name	Rocky Mountain Chocolate Factory, Inc.
Entity Central Index Key	0001616262
Entity Tax Identification Number	47-1535633
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	265 Turner Drive
Entity Address, City or Town	Durango
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	81303
City Area Code	970
Local Phone Number	259-0554
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	RMCF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false